Marketable Securities	12 Months Ended
Dec. 31, 2017
Disclosure Of Marketable Securities [Abstract]
Disclosure of financial assets [text block]
5.	Marketable Securities

In January 2016, the Company liquidated its marketable securities and sold 12,573,380 shares of Vatukoula Gold Mines pcl (“Vatukoula”) to Zhongrun International Mining Co. Ltd., the major shareholder of Vatukoula, for cash of $936,000.